Average Annual Total Returns - Invesco Small Cap Growth Portfolio	Apr. 30, 2021
Russell 2000 Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Class A
Average Annual Return:
1 Year	57.24%
5 Years	20.20%
10 Years	16.02%
Class B
Average Annual Return:
1 Year	56.76%
5 Years	19.89%
10 Years	15.72%
Class E
Average Annual Return:
1 Year	57.08%
5 Years	20.02%
10 Years	15.85%